Income tax expense - Deferred tax assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets		$ 79,222	$ 32,191	$ 15,038
Unused tax losses for which no deferred tax asset recognized		$ 756,100	$ 815,300	$ 696,700
Tax rate applicable		25.80%	25.00%	25.00%
Temporary differences and unused tax losses
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets		$ 189,300	$ 203,800	$ 174,200
ARGENX BENELUX BV
Income tax expense - Deferred tax assets
Asset deal consideration	$ 449,000
Argenx BV
Income tax expense - Deferred tax assets
Unrecognized deferred tax asset	$ 112,200
Netherlands
Income tax expense - Deferred tax assets
Tax rate applicable		25.80%	25.00%	25.00%
Belgium
Income tax expense - Deferred tax assets
IID carry-forwarded		$ 428,800	$ 213,600	$ 52,100
Unrecognized deferred tax asset on IID		$ 107,200	$ 53,400	$ 13,000